Summary of significant accounting policies - Stock split and Deferred offering costs (Details) $ in Thousands			3 Months Ended	9 Months Ended
	Jul. 24, 2020 USD ($)	Jul. 10, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of significant accounting policies
Stock split ratio		110
Deferred offering costs	$ 7,300		$ 0	$ 0	$ 2,300	$ 0
Offering costs	$ 7,300			6,601
Deferred offering costs incurred			$ 1,500	$ 5,000